DEBT - $800 Million Credit Facility (Details)	1 Months Ended
	Apr. 30, 2016 USD ($) vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Debt Instrument [Line Items]
Drawdown of revolving credit facility		$ 1,119,708,000	$ 1,216,933,000
Total debt		1,124,884,000	1,222,944,000
Value of deposit secured against loan		185,385,000	182,261,000
Senior Secured Credit Facility | $800 million facility
Debt Instrument [Line Items]
Face amount of debt instrument	$ 800,000,000	800,000,000
Number of vessels as collateral | vessel	7
Debt instrument term (in years)	5 years
Value of deposit secured against loan		16,450,000	23,552,000
Senior Secured Credit Facility | Term Loan
Debt Instrument [Line Items]
Face amount of debt instrument	$ 650,000,000.0
Senior Secured Credit Facility | Line of Credit
Debt Instrument [Line Items]
Final balloon payment	$ 378,000,000.0
Senior Secured Credit Facility | Line of Credit | $800 million facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Margin on LIBOR	2.50%
Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 150,000,000.0
Amount of reduction to maximum borrowing capacity				$ 50,000,000.0	$ 25,000,000.0
Drawdown of revolving credit facility		125,000,000.0
$800 million credit facility [Member]
Debt Instrument [Line Items]
Total debt		$ 516,000,000	$ 568,000,000